Stockholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity

11    Stockholders’ Equity

In the six months ended June 30, 2022, the Company declared and paid dividends of $0.75 per share of common stock in February and May amounting to $31.1 million. The Company issued 56 shares of common stock pursuant to its dividends reinvestment plan in the six months ended June 30, 2022.

In June 2022, the Company announced a share repurchase program of up to $100 million of the Company’s common stock. The Company repurchased 177,900 shares of the Company’s common stock in the open market for $11.2 million in June 2022, out of which 77,600 shares valued at $4.9 million remain unsettled as of June 30, 2022. Additionally, the Company repurchased 231,300 shares in the open market for $13.9 million in July 2022. In October 2020, the Company repurchased 4,339,271 shares of the Company’s common stock for an aggregate purchase price of $31.1 million in privately negotiated transactions, including 2,517,013 shares from the Royal Bank of Scotland and 1,822,258 shares from Sphinx Investment Corp.

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods.

11    Stockholders’ Equity (Continued)

On February 12, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members. On March 16, 2021, the Company granted 40,000 shares to certain employees of the Manager, out of which 10,000 fully vested on the grant date, 1,050 were forfeited in 2021 and 9,650 restricted shares vested on December 31, 2021. Additional 224 restricted shares forfeited in the six months period ended June 30, 2022 and the remaining 19,076 restricted shares are scheduled to vest on December 31, 2022. These restricted shares are subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. Additionally, on December 10, 2021, the Company granted 110,000 fully vested shares to executive officers and Board of Directors members and on December 21, 2021, the Company granted 10,000 fully vested shares to certain employees of the Manager. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the date of the issuance. Stock based compensation expenses of $0.2 million and $5.5 million were recognized under “General and administrative expenses” in the condensed consolidated statements of income in the six months period ended June 30, 2022 and 2021, respectively. 19,076 shares and 19,300 shares of restricted stock were issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During the six months ended June 30, 2022 and June 30, 2021, none of the directors elected to receive their compensation in Company shares.